Note 7 - Income Taxes - Unrecognized Tax Benefits (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Unrecognized Tax Benefits	$ 504,000	$ 493,000
Deferred tax position	6,000	11,000
Unrecognized Tax Benefits	$ 510,000	$ 504,000